Stock-Based Compensation - Schedule of Stock Option Activities (Details) - $ / shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2024
Schedule of Stock Option Activities [Abstract]
Number of Options, Outstanding Beginning	20,896
Weighted Average Exercise Price, Outstanding Beginning	$ 187.87
Number of Options, Expired	(5,358)
Weighted Average Exercise Price, Expired	$ (186.67)
Number of Options, Outstanding Ending	15,538
Weighted Average Exercise Price, Outstanding Ending	$ 188.28
Number of Options, Options Exercisable		15,180
Weighted Average Exercise Price, Options Exercisable		$ 189.75
Number of Options, Expected to Vest		358
Weighted Average Exercise Price Options, Expected to Vest		$ 126